Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 3,415	$ 3,830
Fair Value, Measurement, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	3,014	3,063
Commercial [Member] | Fair Value, Measurement, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	100	115
Single-Family Residential [Member] | Fair Value, Measurement, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	110	116
Non-Owner Occupied [Member] | Fair Value, Measurement, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 2,804	$ 2,832